10-Q Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
BIHL is a limited partnership domiciled in the State of Delaware. BIHL’s capital partners include GPC Partners (Investments (SPV III) LP (“GPC Fund”), AmFam, and other minority owners as partners in BIHL. BIHL owns 73.5% of the Company, and as of June 30, 2024, BIHL contributed $183.3 million into the Company, of which $1.4 million and $13.2 million were contributed in the three months ended June 30, 2024 and 2023, respectively, and of which $4.5 million and $31.3 million were contributed in the six months ended June 30, 2024 and 2023, respectively.
BICI is party to the AmFam Quota Share Agreement, which has been effective since 2020. Under the quota share agreement, BICI assumes 100% of all Casualty, Professional Liability and Healthcare risks, net of inuring third-party reinsurance, written on behalf of AmFam by BSUI. AmFam receives a ceding fee on net premiums assumed by BICI. BICI is required to set aside assets in a trust to secure a portion of its reinsurance recoverable obligation under the agreement.
BSUI has separate MGA Agreements with each of the AmFam Issuing Carriers. Under these agreements, BSUI is permitted to issue insurance policies on behalf of the AmFam Issuing Carriers and is also responsible for providing accounting, claims handling and other necessary services to the AmFam Issuing Carriers to support its respective regulatory, statutory and other compliance requirements. BSUI is entitled to commission in exchange for these services, which is adjusted to equal actual costs for each month in accordance with the terms of the MGA Agreements.
In 2024 and 2023, BICI entered into a ceded quota share reinsurance treaty and a ceded excess of loss reinsurance treaty with reinsurers, in which a separate subsidiary of AmFam participated. In addition, BICI also entered into ceded cyber professional lines quota share reinsurance treaties with reinsurers, in which a subsidiary of AmFam also participated.
For the three months ended June 30, 2024 and 2023, Bowhead incurred $2.0 million and $1.3 million of ceding fees under the AmFam Quota Share Agreement and ceded $7.1 million and $4.4 million of written premiums to AmFam under the ceded reinsurance treaties described above, respectively.
For the six months ended June 30, 2024 and 2023, Bowhead incurred $3.8 million and $2.5 million of ceding fees under the AmFam Quota Share Agreement and ceded $11.9 million and $7.3 million of written premiums to AmFam under these ceded reinsurance treaties described above, respectively.
Related Party Transactions
BIHL is a limited partnership domiciled in the State of Delaware. BIHL’s capital partners include Gallatin Point Capital, AmFam, and minority owners as partners in BIHL. BIHL owns 100.0% of the Company and contributes capital, up to the amount committed by the limited partners. As of December 31, 2023, BIHL contributed $178.8 million into the Company, of which $77.7 million and $24.0 million were contributed in 2023 and 2022, respectively.
BICI has a quota share reinsurance agreement with AmFam, which has been effective since 2020. Under the quota share agreement, BICI assumes 100.0% of all Casualty, Professional Liability and Healthcare risks, net of inuring third-party reinsurance, written on behalf of AmFam by BSUI. AmFam receives a ceding fee on net premiums assumed by BICI. BICI is required to set aside assets in a trust to secure a portion of its reinsurance recoverable obligation under the agreement.
BSUI has separate MGA Agreements with the AmFam Issuing Carriers. Under these agreements, BSUI is permitted to issue insurance policies on behalf of the AmFam Issuing Carriers and is also responsible for providing accounting, claims handling and other necessary services to the AmFam Issuing Carriers to support its respective regulatory, statutory and other compliance requirements. BSUI is entitled to commission in exchange for these services, which is adjusted to equal actual costs for each month in accordance with the terms of the MGA Agreements.
In 2023 and 2022, BICI entered into a ceded Quota Share Reinsurance Agreement and a ceded Excess of Loss Reinsurance Agreement with reinsurers, in which a separate subsidiary of AmFam participated. In addition, BICI also entered into a cyber professional lines Quota Share Reinsurance Agreement with reinsurers, in which a subsidiary of AmFam also participated.
For the years ended December 31, 2023 and 2022, Bowhead incurred $5.8 million and $4.0 million of ceding fees and ceded $18.0 million and $2.7 million of written premiums to AmFam, respectively.